Pension Liabilities - Sensitivity analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined-Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension commitments under current assumptions for Swiss pension plans	kr (3,182)	kr (8,296)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension commitments under current assumptions for Swiss pension plans	kr 7,942	19,362
Discount rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Discount rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 8,904	21,631
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 7,130	17,139
Retirement pension inflation rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Retirement pension inflation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 7,575	18,241
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 8,353	20,257
Salary revaluation rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Salary revaluation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 7,792	18,802
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 8,100	kr 19,605